Note 14 - Income Tax (Details Textual)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	[1]	15.00%	15.00%
Tax Credit Carryforward Duration Limit		20 years
Canada and United States [Member] | Minimum [Member]
Tax Credit Carryforward Duration Limit		2 years
Canada and United States [Member] | Maximum [Member]
Tax Credit Carryforward Duration Limit		20 years
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		38.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Net		15.00%
Effective Income Tax Rate Reconciliation, Federal Abatement Tax Reduction, Percentage		10.00%
Effective Income Tax Rate Reconciliation, General Tax Reduction, Percentage		13.00%
Foreign Tax Jurisdiction [Member] | Minimum [Member] | Canada Revenue Agency [Member]
Income Tax Return Examination Period		3 years
Foreign Tax Jurisdiction [Member] | Minimum [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Return Examination Period		3 years
Foreign Tax Jurisdiction [Member] | Maximum [Member] | Canada Revenue Agency [Member]
Income Tax Return Examination Period		4 years
Foreign Tax Jurisdiction [Member] | Maximum [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Return Examination Period		5 years

[1]	(1) The Canadian federal rate is comprised of the basic Part 1 federal tax rate of 38%, which is net 15% after federal abatement of 10% and the general tax reduction of 13%. Where subsidiaries are taxed in a different jurisdiction, the impact of the difference in statutory rates is included in "Provincial income taxes, net of federal income tax effect" and "Statutory tax rate difference between U.S. and Canada" within the table.